Share Capital (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfSharebasedPaymentArrangementLineItems [Line Items]
Total share-based payments	$ 170	$ 120	$ 118
Directors and Officers
DisclosureOfSharebasedPaymentArrangementLineItems [Line Items]
Total share-based payments	148	101	118
Employees
DisclosureOfSharebasedPaymentArrangementLineItems [Line Items]
Total share-based payments	3	0	0
Consultants
DisclosureOfSharebasedPaymentArrangementLineItems [Line Items]
Total share-based payments	$ 19	$ 19	$ 0